UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution periods from
August 1, 2010 to December 31, 2010

Commission File Number of issuing entity: 333-167044-1

Ally Master Owner Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-167044

Ally Wholesale Enterprises LLC
(Exact name of depositor as specified in its charter)

Ally Bank
(Exact name of sponsor as specified in its charter)

DELAWARE	27-6449246
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

Ally Wholesale Enterprises LLC 200 Renaissance Center, Detroit, Michigan	48265
(Address of principal executive offices of the issuing entity)	(Zip Code)

(313) 656-5500
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))

Series 2010-4 Floating Rate Asset Backed Notes, Class A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes    X     No

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

This amendment relates to the following Forms 10-D filed with the Securities and Exchange Commission for the monthly distribution periods from August 1, 2010 to December 31, 2010. This Form 10-D/A is being filed to appropriately label the Series 2010-4 Class A securities as Floating Rate Asset Backed Notes on Page 1 of each Form 10-D related to the distribution periods noted below, as filed on the respective filing dates. This Form 10-D/A does not update any other disclosures to reflect developments since the initial filings and no other amendments were made.

Filing Date	Distribution Period
September 24, 2010	August 1, 2010 to August 31, 2010
October 26, 2010	September 1, 2010 to September 30, 2010
November 23, 2010	October 1, 2010 to October 31, 2010
December 21, 2010	November 1, 2010 to November 30, 2010
January 21, 2011	December 1, 2010 to December 31, 2010

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Master Owner Trust
(Issuing Entity)
by: Ally Financial Inc.
(Servicer, not in its individual capacity but solely as Servicer on behalf of the Issuing Entity)

/s/ David J. DeBrunner
David J. DeBrunner Vice President, Controller And Chief Accounting Officer

Date: February 22, 2011